Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Other Accounts Receivable and Prepaid Expenses [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2014	2013

Government authorities	$1	$133
Advances to suppliers	153	320
Prepaid expenses	307	276
Other	29	90

	$490	$819